Quarterly Holdings Report
for
Fidelity® Capital & Income Fund
January 31, 2023
CAI-NPRT3-0423
1.813054.118
Corporate Bonds - 68.6%
	Principal Amount (a) (000s)	Value ($) (000s)
Convertible Bonds - 0.4%
Diversified Financial Services - 0.0%
New Cotai LLC 5% 2/24/27 (b)	4,032	8,664
Energy - 0.4%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	2,495	15,982
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	4,306	27,581
		43,563
TOTAL CONVERTIBLE BONDS		52,227
Nonconvertible Bonds - 68.2%
Aerospace - 3.5%
ATI, Inc.:
4.875% 10/1/29	6,080	5,564
5.125% 10/1/31	5,395	4,903
Bombardier, Inc.:
6% 2/15/28 (d)	6,075	5,761
7.125% 6/15/26 (d)	12,110	12,065
7.875% 4/15/27 (d)	26,370	26,267
Kaiser Aluminum Corp. 4.625% 3/1/28 (d)	11,215	10,239
Moog, Inc. 4.25% 12/15/27 (d)	3,455	3,205
Rolls-Royce PLC 5.75% 10/15/27 (d)	10,870	10,565
Spirit Aerosystems, Inc. 7.5% 4/15/25 (d)	15,000	15,052
TransDigm UK Holdings PLC 6.875% 5/15/26	35,725	35,294
TransDigm, Inc.:
4.625% 1/15/29	38,080	34,354
4.875% 5/1/29	25,000	22,512
5.5% 11/15/27	124,228	118,638
6.25% 3/15/26 (d)	17,925	17,919
6.375% 6/15/26	61,985	61,209
7.5% 3/15/27	18,012	18,152
		401,699
Air Transportation - 1.8%
Air Canada 3.875% 8/15/26 (d)	9,105	8,422
Allegiant Travel Co. 7.25% 8/15/27 (d)	8,870	8,671
Delta Air Lines, Inc. 7% 5/1/25 (d)	2,708	2,787
Delta Air Lines, Inc. / SkyMiles IP Ltd.:
4.5% 10/20/25 (d)	40,574	40,090
4.75% 10/20/28 (d)	39,880	38,851
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (d)	22,205	21,206
Mileage Plus Holdings LLC 6.5% 6/20/27 (d)	31,077	31,397
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.:
8% 9/20/25 (d)	2,960	3,027
8% 9/20/25 (d)	7,779	7,935
United Airlines, Inc.:
4.375% 4/15/26 (d)	30,025	28,504
4.625% 4/15/29 (d)	18,025	16,441
		207,331
Automotive - 0.2%
Ford Motor Co. 6.1% 8/19/32	11,825	11,598
Ford Motor Credit Co. LLC 3.625% 6/17/31	15,745	13,095
		24,693
Automotive & Auto Parts - 1.8%
Allison Transmission, Inc. 5.875% 6/1/29 (d)	7,960	7,664
Arko Corp. 5.125% 11/15/29 (d)	9,105	7,218
Dana, Inc.:
4.25% 9/1/30	8,870	7,507
4.5% 2/15/32	9,135	7,705
Exide Technologies:
11% 10/31/24 pay-in-kind (b)(d)(e)(f)	1,760	0
11% 10/31/24 pay-in-kind (b)(d)(e)(f)	891	401
Ford Motor Co. 3.25% 2/12/32	27,810	22,069
Ford Motor Credit Co. LLC:
3.375% 11/13/25	19,245	17,922
4% 11/13/30	42,253	36,893
5.113% 5/3/29	10,330	9,790
7.35% 11/4/27	11,825	12,401
LCM Investments Holdings 4.875% 5/1/29 (d)	24,415	20,148
McLaren Finance PLC 7.5% 8/1/26 (d)	8,290	6,093
Nesco Holdings II, Inc. 5.5% 4/15/29 (d)	14,525	13,045
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (d)	5,530	4,217
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.1636% 10/15/26 (d)(f)(g)	30,350	29,515
		202,588
Banks & Thrifts - 1.9%
Ally Financial, Inc.:
8% 11/1/31	20,638	22,627
8% 11/1/31	151,039	166,346
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (d)	27,225	24,791
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (d)	8,740	7,802
		221,566
Broadcasting - 1.7%
Clear Channel Outdoor Holdings, Inc. 7.5% 6/1/29 (d)	12,070	9,837
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)	46,565	3,434
DISH Network Corp. 11.75% 11/15/27 (d)	29,655	30,817
Gray Escrow II, Inc. 5.375% 11/15/31 (d)	17,790	13,681
Lions Gate Capital Holdings LLC 5.5% 4/15/29 (d)	8,990	5,844
Nexstar Broadcasting, Inc.:
4.75% 11/1/28 (d)	22,300	20,130
5.625% 7/15/27 (d)	23,735	22,609
Scripps Escrow II, Inc. 3.875% 1/15/29 (d)	2,820	2,356
Sirius XM Radio, Inc.:
3.125% 9/1/26 (d)	9,100	8,190
3.875% 9/1/31 (d)	12,130	10,000
4% 7/15/28 (d)	23,630	21,033
5% 8/1/27 (d)	14,525	13,744
Townsquare Media, Inc. 6.875% 2/1/26 (d)	5,645	5,281
Univision Communications, Inc.:
4.5% 5/1/29 (d)	12,060	10,377
7.375% 6/30/30 (d)	17,095	16,764
		194,097
Building Materials - 0.5%
Advanced Drain Systems, Inc.:
5% 9/30/27 (d)	2,325	2,213
6.375% 6/15/30 (d)	6,050	6,011
Brundage-Bone Concrete Pumping Holdings, Inc. 6% 2/1/26 (d)	6,555	6,248
CP Atlas Buyer, Inc. 7% 12/1/28 (d)	5,480	4,233
James Hardie International Finance Ltd. 5% 1/15/28 (d)	4,136	3,927
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (d)	4,125	3,430
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (d)	9,050	8,100
SRS Distribution, Inc.:
4.625% 7/1/28 (d)	11,605	10,602
6.125% 7/1/29 (d)	4,870	4,188
Summit Materials LLC/Summit Materials Finance Corp. 5.25% 1/15/29 (d)	10,525	9,883
		58,835
Cable/Satellite TV - 4.4%
Block Communications, Inc. 4.875% 3/1/28 (d)	7,830	6,890
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)	16,515	13,758
4.5% 8/15/30 (d)	21,660	18,508
4.5% 5/1/32	46,575	38,541
4.75% 3/1/30 (d)	63,365	55,368
4.75% 2/1/32 (d)	26,255	22,317
5% 2/1/28 (d)	91,490	85,429
5.125% 5/1/27 (d)	69,885	66,604
5.375% 6/1/29 (d)	18,080	16,724
5.5% 5/1/26 (d)	8,759	8,606
6.375% 9/1/29 (d)	11,825	11,411
CSC Holdings LLC:
3.375% 2/15/31 (d)	14,140	9,863
4.5% 11/15/31 (d)	30,110	22,175
5.375% 2/1/28 (d)	26,930	22,722
6.5% 2/1/29 (d)	26,390	22,941
DISH DBS Corp.:
5.25% 12/1/26 (d)	15,220	13,118
5.75% 12/1/28 (d)	15,220	12,453
Dolya Holdco 18 DAC 5% 7/15/28 (d)	6,600	5,990
Radiate Holdco LLC/Radiate Financial Service Ltd. 4.5% 9/15/26 (d)	17,280	13,233
VZ Secured Financing BV 5% 1/15/32 (d)	24,310	20,680
Ziggo Bond Co. BV:
5.125% 2/28/30 (d)	6,000	4,959
6% 1/15/27 (d)	11,435	10,815
Ziggo BV 4.875% 1/15/30 (d)	7,990	6,960
		510,065
Capital Goods - 0.2%
ATS Automation Tooling System, Inc. 4.125% 12/15/28 (d)	7,895	7,073
Chart Industries, Inc. 7.5% 1/1/30 (d)	15,680	16,033
Stevens Holding Co., Inc. 6.125% 10/1/26 (d)	3,245	3,293
		26,399
Chemicals - 1.6%
Compass Minerals International, Inc. 6.75% 12/1/27 (d)	24,600	24,001
Gpd Companies, Inc. 10.125% 4/1/26 (d)	14,980	13,429
Ingevity Corp. 3.875% 11/1/28 (d)	11,105	9,733
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (d)	3,835	3,481
LSB Industries, Inc. 6.25% 10/15/28 (d)	21,105	19,016
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28 (d)	12,145	10,187
7.125% 10/1/27 (d)	5,915	5,797
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (d)	7,820	6,882
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (d)	14,015	12,943
The Chemours Co. LLC:
5.375% 5/15/27	32,330	29,889
5.75% 11/15/28 (d)	16,765	15,277
Tronox, Inc. 4.625% 3/15/29 (d)	13,295	11,367
W.R. Grace Holding LLC 5.625% 8/15/29 (d)	28,310	23,596
		185,598
Consumer Products - 1.0%
Angi Group LLC 3.875% 8/15/28 (d)	5,530	4,239
Diamond BC BV 4.625% 10/1/29 (d)	7,285	6,128
Foundation Building Materials, Inc. 6% 3/1/29 (d)	5,845	4,701
Gannett Holdings LLC 6% 11/1/26 (d)	8,785	6,794
HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 4.75% 1/15/29 (d)	8,760	7,950
Millennium Escrow Corp. 6.625% 8/1/26 (d)	12,120	8,432
PetSmart, Inc. / PetSmart Finance Corp.:
4.75% 2/15/28 (d)	10,160	9,398
7.75% 2/15/29 (d)	8,880	8,727
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (d)	8,380	6,756
Tempur Sealy International, Inc.:
3.875% 10/15/31 (d)	15,965	13,154
4% 4/15/29 (d)	15,925	13,909
The Scotts Miracle-Gro Co. 4% 4/1/31	11,945	9,675
TKC Holdings, Inc. 6.875% 5/15/28 (d)	13,375	10,932
		110,795
Containers - 0.6%
BWAY Holding Co. 7.875% 8/15/26 (d)(h)	11,865	11,969
Crown Cork & Seal, Inc.:
7.375% 12/15/26	4,845	5,061
7.5% 12/15/96	12,871	13,084
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)	6,000	5,244
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)	7,880	6,822
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (d)	4,230	3,736
LABL, Inc. 5.875% 11/1/28 (d)	14,730	13,312
Sealed Air Corp. 6.125% 2/1/28 (d)	5,935	5,988
Trivium Packaging Finance BV 5.5% 8/15/26 (d)	6,930	6,647
		71,863
Diversified Financial Services - 2.3%
Broadstreet Partners, Inc. 5.875% 4/15/29 (d)	15,505	13,696
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (d)	6,915	6,241
Coinbase Global, Inc.:
3.375% 10/1/28 (d)	8,805	5,679
3.625% 10/1/31 (d)	9,110	5,307
Compass Group Diversified Holdings LLC:
5% 1/15/32 (d)	6,090	4,993
5.25% 4/15/29 (d)	17,730	15,953
Hightower Holding LLC 6.75% 4/15/29 (d)	5,945	5,118
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	11,165	9,723
5.25% 5/15/27	41,665	38,905
6.25% 5/15/26	24,085	23,661
6.375% 12/15/25	28,275	28,028
LPL Holdings, Inc. 4% 3/15/29 (d)	17,730	15,868
MSCI, Inc.:
3.25% 8/15/33 (d)	9,110	7,470
4% 11/15/29 (d)	6,385	5,810
OneMain Finance Corp.:
4% 9/15/30	5,610	4,474
5.375% 11/15/29	9,400	8,231
6.625% 1/15/28	7,305	7,117
6.875% 3/15/25	19,480	19,419
7.125% 3/15/26	38,380	38,129
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625% 11/1/26 (d)	3,750	3,551
		267,373
Diversified Media - 0.2%
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)	27,990	21,832
Energy - 8.8%
Altus Midstream LP 5.875% 6/15/30 (d)	9,060	8,607
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29 (d)	9,060	8,414
5.75% 1/15/28 (d)	17,645	16,873
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)	7,820	6,960
Centennial Resource Production LLC 5.875% 7/1/29 (d)	8,645	8,083
CGG SA 8.75% 4/1/27 (d)	11,985	10,629
Cheniere Energy Partners LP:
3.25% 1/31/32	9,110	7,605
4% 3/1/31	31,040	27,848
Chesapeake Energy Corp.:
5.875% 2/1/29 (d)	5,840	5,593
6.75% 4/15/29 (d)	8,995	8,870
7% 10/1/24 (b)(e)	6,915	0
8% 1/15/25 (b)(e)	3,385	0
8% 6/15/27 (b)(e)	2,132	0
Citgo Holding, Inc. 9.25% 8/1/24 (d)	27,185	27,321
Citgo Petroleum Corp.:
6.375% 6/15/26 (d)	8,760	8,584
7% 6/15/25 (d)	22,045	21,859
CNX Midstream Partners LP 4.75% 4/15/30 (d)	6,435	5,445
CNX Resources Corp.:
6% 1/15/29 (d)	5,345	4,907
7.375% 1/15/31 (d)	5,930	5,767
Comstock Resources, Inc.:
5.875% 1/15/30 (d)	32,085	27,513
6.75% 3/1/29 (d)	20,060	18,505
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (d)	18,015	17,217
5.75% 4/1/25	4,790	4,722
6% 2/1/29 (d)	25,785	24,461
7.375% 2/1/31 (d)	5,000	5,031
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (d)	5,055	4,630
CVR Energy, Inc.:
5.25% 2/15/25 (d)	16,990	16,395
5.75% 2/15/28 (d)	22,655	20,729
DCP Midstream Operating LP 5.85% 5/21/43 (d)(f)	18,335	18,106
Delek Logistics Partners LP 7.125% 6/1/28 (d)	17,655	16,194
DT Midstream, Inc.:
4.125% 6/15/29 (d)	9,070	7,959
4.375% 6/15/31 (d)	9,070	7,934
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (d)	21,251	20,826
Energy Transfer LP 5.5% 6/1/27	16,735	16,223
EnLink Midstream LLC 6.5% 9/1/30 (d)	11,825	12,047
Hess Midstream Partners LP:
4.25% 2/15/30 (d)	9,875	8,649
5.125% 6/15/28 (d)	11,235	10,580
5.5% 10/15/30 (d)	6,060	5,652
5.625% 2/15/26 (d)	15,535	15,382
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (d)	12,280	11,795
Holly Energy Partners LP/Holly Energy Finance Corp.:
5% 2/1/28 (d)	7,615	7,091
6.375% 4/15/27 (d)	6,050	5,982
MEG Energy Corp. 7.125% 2/1/27 (d)	11,335	11,626
Mesquite Energy, Inc. 7.25% 12/31/49 (b)(d)(e)	21,977	0
Nabors Industries Ltd.:
7.25% 1/15/26 (d)	11,260	10,880
7.5% 1/15/28 (d)	9,715	9,260
New Fortress Energy, Inc.:
6.5% 9/30/26 (d)	23,915	22,006
6.75% 9/15/25 (d)	15,106	14,451
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)	11,090	10,532
Nine Energy Service, Inc. 8.75% 11/1/23 (d)	6,245	6,245
NuStar Logistics LP 6% 6/1/26	12,025	11,776
Occidental Petroleum Corp.:
3.5% 8/15/29	14,690	13,543
5.875% 9/1/25	11,055	11,190
6.125% 1/1/31	23,465	24,490
6.2% 3/15/40	5,785	5,846
6.375% 9/1/28	18,145	18,839
6.45% 9/15/36	19,110	20,097
6.6% 3/15/46	11,465	12,209
6.625% 9/1/30	22,115	23,478
7.2% 3/15/29	3,964	4,123
7.5% 5/1/31	1,100	1,224
8.875% 7/15/30	12,405	14,607
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28	27,530	25,956
7.25% 6/15/25	22,875	22,789
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	8,455	8,453
PDC Energy, Inc. 6.125% 9/15/24	1,777	1,767
SM Energy Co.:
5.625% 6/1/25	6,330	6,203
6.625% 1/15/27	21,320	20,720
6.75% 9/15/26	4,550	4,479
Southern Natural Gas Co. LLC:
7.35% 2/15/31	23,497	25,303
8% 3/1/32	12,475	14,087
Southwestern Energy Co.:
5.375% 3/15/30	12,145	11,310
5.7% 1/23/25 (i)	244	242
7.75% 10/1/27	12,945	13,500
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5% 6/1/31 (d)	12,070	10,501
Summit Midstream Holdings LLC:
5.75% 4/15/25	5,390	4,635
8.5% (d)(j)	9,110	8,871
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	10,170	9,201
4.5% 4/30/30	12,185	10,855
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (d)	595	548
6% 3/1/27 (d)	5,935	5,627
6% 9/1/31 (d)	11,485	10,337
7.5% 10/1/25 (d)	8,350	8,453
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31	10,360	9,685
Teine Energy Ltd. 6.875% 4/15/29 (d)	8,990	8,394
Tennessee Gas Pipeline Co. 7.625% 4/1/37	5,445	6,183
Transocean Titan Finance Ltd. 8.375% 2/1/28 (d)	9,204	9,536
Transocean, Inc. 8.75% 2/15/30 (d)	8,905	9,181
Unit Corp. 0% 12/1/29 (b)	2,202	0
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (d)	7,585	6,751
4.125% 8/15/31 (d)	7,585	6,725
		1,013,702
Environmental - 0.7%
Clean Harbors, Inc. 6.375% 2/1/31 (d)	4,960	5,053
Covanta Holding Corp.:
4.875% 12/1/29 (d)	18,165	15,872
5% 9/1/30	11,060	9,410
Darling Ingredients, Inc. 6% 6/15/30 (d)	13,885	13,816
GFL Environmental, Inc.:
4% 8/1/28 (d)	9,105	8,083
4.75% 6/15/29 (d)	12,095	10,916
Madison IAQ LLC:
4.125% 6/30/28 (d)	11,390	10,026
5.875% 6/30/29 (d)	9,085	7,207
		80,383
Food & Drug Retail - 1.3%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)	36,160	31,188
4.625% 1/15/27 (d)	25,300	23,986
4.875% 2/15/30 (d)	44,700	41,117
BellRing Brands, Inc. 7% 3/15/30 (d)	14,740	14,631
Murphy Oil U.S.A., Inc.:
3.75% 2/15/31 (d)	5,300	4,434
4.75% 9/15/29	6,860	6,277
5.625% 5/1/27	6,030	5,916
Parkland Corp.:
4.5% 10/1/29 (d)	8,995	7,716
4.625% 5/1/30 (d)	12,175	10,466
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (d)	11,130	10,522
		156,253
Food/Beverage/Tobacco - 1.7%
C&S Group Enterprises LLC 5% 12/15/28 (d)	8,615	6,644
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (d)	6,285	5,735
JBS U.S.A. Lux SA / JBS Food Co. 5.5% 1/15/30 (d)	20,180	19,610
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (d)	7,777	7,777
Lamb Weston Holdings, Inc.:
4.125% 1/31/30 (d)	12,150	10,950
4.375% 1/31/32 (d)	6,075	5,441
Performance Food Group, Inc.:
4.25% 8/1/29 (d)	8,495	7,580
5.5% 10/15/27 (d)	8,855	8,523
Pilgrim's Pride Corp. 4.25% 4/15/31 (d)	21,020	18,235
Post Holdings, Inc.:
4.5% 9/15/31 (d)	47,500	40,969
4.625% 4/15/30 (d)	15,630	13,754
5.5% 12/15/29 (d)	21,040	19,512
Simmons Foods, Inc. 4.625% 3/1/29 (d)	8,340	7,071
TreeHouse Foods, Inc. 4% 9/1/28	3,695	3,082
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)	6,360	5,048
U.S. Foods, Inc. 4.625% 6/1/30 (d)	7,520	6,732
United Natural Foods, Inc. 6.75% 10/15/28 (d)	7,750	7,479
		194,142
Gaming - 2.9%
Affinity Gaming LLC 6.875% 12/15/27 (d)	4,295	3,845
Boyd Gaming Corp. 4.75% 6/15/31 (d)	15,120	13,605
Caesars Entertainment, Inc.:
4.625% 10/15/29 (d)	18,245	15,599
6.25% 7/1/25 (d)	41,240	41,081
7% 2/15/30 (d)(h)	17,800	18,112
8.125% 7/1/27 (d)	54,990	55,815
Caesars Resort Collection LLC 5.75% 7/1/25 (d)	13,750	13,752
CDI Escrow Issuer, Inc. 5.75% 4/1/30 (d)	6,040	5,723
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (d)	25,865	22,828
6.75% 1/15/30 (d)	34,295	28,465
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)	8,585	7,984
Melco Resorts Finance Ltd.:
5.25% 4/26/26 (d)	8,910	8,375
5.75% 7/21/28 (d)	4,420	3,963
MGM Resorts International 4.75% 10/15/28	11,125	10,087
Premier Entertainment Sub LLC:
5.625% 9/1/29 (d)	27,640	19,866
5.875% 9/1/31 (d)	11,145	7,778
Station Casinos LLC 4.625% 12/1/31 (d)	9,135	7,700
Studio City Finance Ltd. 5% 1/15/29 (d)	5,700	4,585
VICI Properties LP / VICI Note Co.:
3.875% 2/15/29 (d)	11,195	10,085
4.25% 12/1/26 (d)	21,450	20,243
4.625% 12/1/29 (d)	12,240	11,398
		330,889
Healthcare - 4.8%
180 Medical, Inc. 3.875% 10/15/29 (d)	6,495	5,756
Avantor Funding, Inc. 3.875% 11/1/29 (d)	6,075	5,340
Cano Health, Inc. 6.25% 10/1/28 (d)	4,050	2,582
Catalent Pharma Solutions:
3.5% 4/1/30 (d)	6,070	5,022
5% 7/15/27 (d)	3,765	3,561
Centene Corp. 4.25% 12/15/27	11,560	11,089
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)	10,515	9,366
4% 3/15/31 (d)	12,085	10,662
4.25% 5/1/28 (d)	3,400	3,146
Community Health Systems, Inc.:
4.75% 2/15/31 (d)	21,790	16,669
5.25% 5/15/30 (d)	18,245	14,722
5.625% 3/15/27 (d)	7,180	6,356
6% 1/15/29 (d)	8,490	7,452
6.125% 4/1/30 (d)	21,795	13,102
8% 3/15/26 (d)	61,410	59,282
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (d)	4,180	3,250
4.625% 6/1/30 (d)	31,515	26,551
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)	6,075	5,283
HealthEquity, Inc. 4.5% 10/1/29 (d)	6,410	5,739
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (d)	12,050	12,306
IQVIA, Inc. 5% 5/15/27 (d)	12,070	11,713
Jazz Securities DAC 4.375% 1/15/29 (d)	12,305	11,226
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)	7,010	6,075
Modivcare, Inc. 5.875% 11/15/25 (d)	8,105	7,834
Molina Healthcare, Inc.:
3.875% 11/15/30 (d)	10,465	9,001
3.875% 5/15/32 (d)	12,160	10,195
4.375% 6/15/28 (d)	7,525	6,950
Option Care Health, Inc. 4.375% 10/31/29 (d)	6,680	5,770
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (d)	21,010	19,002
5.125% 4/30/31 (d)	18,260	16,485
Owens & Minor, Inc. 4.5% 3/31/29 (d)	8,310	6,769
Radiology Partners, Inc. 9.25% 2/1/28 (d)	16,885	10,215
RP Escrow Issuer LLC 5.25% 12/15/25 (d)	10,405	8,490
Syneos Health, Inc. 3.625% 1/15/29 (d)	8,395	6,789
Tenet Healthcare Corp.:
4.25% 6/1/29	17,640	15,707
4.375% 1/15/30	43,755	38,895
4.625% 7/15/24	2,495	2,461
4.625% 9/1/24	12,045	11,853
4.875% 1/1/26	30,115	29,331
5.125% 11/1/27	18,070	17,392
6.125% 10/1/28	11,010	10,295
6.125% 6/15/30 (d)	24,015	23,312
6.25% 2/1/27 (d)	35,815	34,472
Teva Pharmaceutical Finance Netherlands III BV:
4.75% 5/9/27	6,085	5,629
5.125% 5/9/29	6,085	5,611
		558,708
Homebuilders/Real Estate - 2.2%
Arcosa, Inc. 4.375% 4/15/29 (d)	8,410	7,521
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 4/1/30 (d)	8,940	7,424
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (d)	7,775	6,025
Century Communities, Inc. 3.875% 8/15/29 (d)	9,110	7,658
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)	10,555	10,189
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	11,190	7,833
4.625% 8/1/29	18,080	14,057
5% 10/15/27	38,043	32,159
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (d)	36,785	28,784
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (d)	12,170	9,128
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29	8,020	6,937
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (d)	10,725	9,808
5.625% 3/1/24 (d)	1,312	1,307
5.875% 6/15/27 (d)	9,260	9,102
TopBuild Corp. 3.625% 3/15/29 (d)	5,910	5,037
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24	16,130	16,075
TRI Pointe Homes, Inc. 5.7% 6/15/28	14,380	13,491
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (d)	31,410	25,684
6.5% 2/15/29 (d)	39,880	27,717
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (d)	5,045	4,390
		250,326
Hotels - 0.4%
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (d)	17,635	19,046
Hilton Domestic Operating Co., Inc.:
3.75% 5/1/29 (d)	5,595	4,969
4% 5/1/31 (d)	8,395	7,274
4.875% 1/15/30	6,900	6,505
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	8,435	8,166
		45,960
Insurance - 1.1%
Acrisure LLC / Acrisure Finance, Inc.:
6% 8/1/29 (d)	9,105	7,512
7% 11/15/25 (d)	34,880	33,184
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (d)	11,125	10,196
5.875% 11/1/29 (d)	9,115	7,941
6.75% 10/15/27 (d)	16,680	15,601
AmWINS Group, Inc. 4.875% 6/30/29 (d)	8,805	7,723
AssuredPartners, Inc.:
5.625% 1/15/29 (d)	6,550	5,603
7% 8/15/25 (d)	4,865	4,784
HUB International Ltd.:
5.625% 12/1/29 (d)	13,275	11,879
7% 5/1/26 (d)	11,770	11,653
MGIC Investment Corp. 5.25% 8/15/28	7,710	7,268
		123,344
Leisure - 2.2%
Boyne U.S.A., Inc. 4.75% 5/15/29 (d)	6,360	5,763
Carnival Corp.:
4% 8/1/28 (d)	29,990	25,853
7.625% 3/1/26 (d)	19,665	17,895
9.875% 8/1/27 (d)	16,600	17,057
10.5% 2/1/26 (d)	11,990	12,540
Merlin Entertainments PLC 5.75% 6/15/26 (d)	7,725	7,355
NCL Corp. Ltd. 5.875% 2/15/27 (d)	12,100	11,326
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (d)	9,125	7,938
8.25% 1/15/29 (d)	32,435	33,895
9.25% 1/15/29 (d)	34,425	36,314
11.5% 6/1/25 (d)	23,674	25,390
11.625% 8/15/27 (d)	11,825	12,549
SeaWorld Parks & Entertainment, Inc. 5.25% 8/15/29 (d)	12,145	10,977
Vail Resorts, Inc. 6.25% 5/15/25 (d)	6,250	6,280
Viking Cruises Ltd. 13% 5/15/25 (d)	9,250	9,808
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (d)	4,965	4,245
Voc Escrow Ltd. 5% 2/15/28 (d)	10,755	9,455
		254,640
Metals/Mining - 2.0%
Alcoa Nederland Holding BV:
4.125% 3/31/29 (d)	15,485	14,343
6.125% 5/15/28 (d)	3,565	3,574
Arconic Corp.:
6% 5/15/25 (d)	6,630	6,564
6.125% 2/15/28 (d)	16,695	16,040
Cleveland-Cliffs, Inc.:
4.625% 3/1/29 (d)	23,720	22,120
4.875% 3/1/31 (d)	11,440	10,686
5.875% 6/1/27	18,030	17,732
Eldorado Gold Corp. 6.25% 9/1/29 (d)	13,719	12,377
ERO Copper Corp. 6.5% 2/15/30 (d)	9,085	7,728
First Quantum Minerals Ltd.:
6.5% 3/1/24 (d)	10,955	10,852
6.875% 3/1/26 (d)	28,325	27,228
7.5% 4/1/25 (d)	20,585	20,277
FMG Resources Pty Ltd.:
4.375% 4/1/31 (d)	8,990	7,906
4.5% 9/15/27 (d)	9,015	8,609
5.125% 5/15/24 (d)	9,780	9,713
HudBay Minerals, Inc. 4.5% 4/1/26 (d)	7,020	6,467
Mineral Resources Ltd.:
8% 11/1/27 (d)	6,040	6,184
8.125% 5/1/27 (d)	18,015	18,150
8.5% 5/1/30 (d)	4,475	4,623
Murray Energy Corp.:
11.25% 12/31/49 (b)(d)(e)	8,915	0
12% 4/15/24 pay-in-kind (b)(d)(e)(f)	10,343	0
		231,173
Paper - 0.9%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28 (d)	5,915	5,191
4% 9/1/29 (d)	11,830	9,782
6% 6/15/27 (d)	6,045	6,037
Cascades, Inc.:
5.125% 1/15/26 (d)	5,600	5,219
5.375% 1/15/28 (d)	5,600	5,231
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29 (d)	7,185	7,064
8.75% 4/15/30 (d)	39,890	35,254
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)	11,230	10,482
Glatfelter Corp. 4.75% 11/15/29 (d)	9,105	6,374
Mercer International, Inc. 5.125% 2/1/29	15,060	12,879
		103,513
Publishing/Printing - 0.1%
Clear Channel International BV 6.625% 8/1/25 (d)	15,860	15,437
Railroad - 0.1%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)	9,095	7,573
Restaurants - 0.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (d)	12,115	11,073
4% 10/15/30 (d)	39,005	33,203
4.375% 1/15/28 (d)	10,600	9,754
Bloomin Brands, Inc. / OSI Restaurant Partners LLC 5.125% 4/15/29 (d)	5,565	4,970
Garden SpinCo Corp. 8.625% 7/20/30 (d)	5,205	5,569
Papa John's International, Inc. 3.875% 9/15/29 (d)	5,560	4,783
Yum! Brands, Inc. 4.625% 1/31/32	11,975	10,927
		80,279
Services - 3.2%
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)	9,010	8,386
AECOM 5.125% 3/15/27	11,885	11,678
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (d)	8,730	7,024
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (d)	21,690	18,708
4.625% 6/1/28 (d)	14,365	12,337
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (d)	10,240	9,264
4% 7/1/29 (d)	5,920	5,306
CoreCivic, Inc. 8.25% 4/15/26	32,260	32,984
Fair Isaac Corp. 4% 6/15/28 (d)	2,910	2,702
Gartner, Inc.:
3.625% 6/15/29 (d)	8,610	7,732
3.75% 10/1/30 (d)	11,495	10,187
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)	8,765	8,621
H&E Equipment Services, Inc. 3.875% 12/15/28 (d)	16,800	14,785
Hertz Corp.:
4.625% 12/1/26 (d)	5,180	4,610
5% 12/1/29 (d)	10,055	8,220
5.5% 10/15/24 (b)(d)(e)	10,890	245
6% 1/15/28 (b)(d)(e)	10,285	604
6.25% 12/31/49 (b)(e)	11,875	15
7.125% 8/1/26 (b)(d)(e)	10,285	823
IAA, Inc. 5.5% 6/15/27 (d)	4,680	4,698
Iron Mountain, Inc.:
4.5% 2/15/31 (d)	22,025	18,873
4.875% 9/15/29 (d)	24,110	21,775
KAR Auction Services, Inc. 5.125% 6/1/25 (d)	10,355	10,179
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (d)	29,635	28,806
Service Corp. International 4% 5/15/31	12,070	10,555
Sotheby's 7.375% 10/15/27 (d)	4,960	4,764
Sotheby's/Bidfair Holdings, Inc. 5.875% 6/1/29 (d)	9,045	7,736
The Brink's Co. 4.625% 10/15/27 (d)	12,180	11,364
The GEO Group, Inc.:
9.5% 12/31/28 (d)	9,655	9,341
10.5% 6/30/28	24,580	25,143
TriNet Group, Inc. 3.5% 3/1/29 (d)	8,865	7,444
Uber Technologies, Inc.:
4.5% 8/15/29 (d)	27,335	24,337
6.25% 1/15/28 (d)	9,175	8,977
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)	9,760	9,006
		367,229
Steel - 0.2%
Algoma Steel SCA 0% 12/31/23 (b)	1,982	0
Commercial Metals Co. 3.875% 2/15/31	6,135	5,310
Infrabuild Australia Pty Ltd. 12% 10/1/24 (d)	10,980	10,458
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)	4,375	3,942
		19,710
Super Retail - 1.2%
Asbury Automotive Group, Inc.:
4.5% 3/1/28	3,534	3,195
4.625% 11/15/29 (d)	10,005	8,829
4.75% 3/1/30	3,523	3,082
5% 2/15/32 (d)	10,800	9,314
Bath & Body Works, Inc.:
6.625% 10/1/30 (d)	5,555	5,428
6.75% 7/1/36	12,766	11,546
7.5% 6/15/29	8,335	8,456
Carvana Co.:
4.875% 9/1/29 (d)	23,329	10,381
5.875% 10/1/28 (d)	1,438	626
EG Global Finance PLC 8.5% 10/30/25 (d)	16,085	15,160
Lithia Motors, Inc. 3.875% 6/1/29 (d)	13,230	11,241
Macy's Retail Holdings LLC:
5.875% 3/15/30 (d)	6,235	5,691
6.125% 3/15/32 (d)	6,015	5,383
Michaels Companies, Inc. 5.25% 5/1/28 (d)	14,150	11,800
Nordstrom, Inc.:
4.25% 8/1/31	25,145	18,882
4.375% 4/1/30	3,790	3,041
5% 1/15/44	1,785	1,204
6.95% 3/15/28	550	534
		133,793
Technology - 3.5%
Acuris Finance U.S. 5% 5/1/28 (d)	9,045	7,389
Black Knight InfoServ LLC 3.625% 9/1/28 (d)	11,390	10,109
Block, Inc. 3.5% 6/1/31	12,070	10,079
CA Magnum Holdings 5.375% (d)(j)	4,870	4,480
Camelot Finance SA 4.5% 11/1/26 (d)	10,590	10,072
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (d)	9,005	8,982
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (d)	10,695	9,543
4.875% 7/1/29 (d)	10,115	8,900
Coherent Corp. 5% 12/15/29 (d)	9,495	8,623
Crowdstrike Holdings, Inc. 3% 2/15/29	8,870	7,611
Elastic NV 4.125% 7/15/29 (d)	17,090	14,625
Gen Digital, Inc. 5% 4/15/25 (d)	10,050	9,849
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (d)	11,810	10,213
5.25% 12/1/27 (d)	9,345	9,044
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)	12,040	10,309
Iron Mountain Information Management Services, Inc. 5% 7/15/32 (d)	9,100	7,890
MicroStrategy, Inc. 6.125% 6/15/28 (d)	23,020	19,427
NCR Corp.:
5% 10/1/28 (d)	5,530	4,871
5.125% 4/15/29 (d)	8,870	7,726
5.25% 10/1/30 (d)	5,530	4,783
5.75% 9/1/27 (d)	9,035	8,767
6.125% 9/1/29 (d)	9,035	8,945
onsemi 3.875% 9/1/28 (d)	11,065	10,097
Open Text Corp.:
3.875% 2/15/28 (d)	5,690	4,944
3.875% 12/1/29 (d)	6,700	5,572
6.9% 12/1/27 (d)	10,610	10,862
Open Text Holdings, Inc.:
4.125% 2/15/30 (d)	5,690	4,791
4.125% 12/1/31 (d)	5,485	4,456
PTC, Inc.:
3.625% 2/15/25 (d)	6,650	6,377
4% 2/15/28 (d)	6,575	6,125
Rackspace Hosting, Inc. 5.375% 12/1/28 (d)	6,425	2,367
Roblox Corp. 3.875% 5/1/30 (d)	9,120	7,701
Sensata Technologies BV 4% 4/15/29 (d)	11,970	10,729
Synaptics, Inc. 4% 6/15/29 (d)	7,015	6,074
TTM Technologies, Inc. 4% 3/1/29 (d)	8,870	7,750
Twilio, Inc.:
3.625% 3/15/29	9,995	8,481
3.875% 3/15/31	10,460	8,632
Uber Technologies, Inc.:
7.5% 9/15/27 (d)	35,255	35,797
8% 11/1/26 (d)	51,060	52,267
Unisys Corp. 6.875% 11/1/27 (d)	6,095	4,617
		399,876
Telecommunications - 5.8%
Altice Financing SA:
5% 1/15/28 (d)	14,560	12,380
5.75% 8/15/29 (d)	25,600	21,506
Altice France SA:
5.125% 7/15/29 (d)	79,325	62,016
5.5% 1/15/28 (d)	24,740	20,547
5.5% 10/15/29 (d)	106,150	83,566
8.125% 2/1/27 (d)	7,635	7,157
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)	42,100	40,049
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)	5,500	4,675
5.625% 9/15/28 (d)	4,350	3,339
Cogent Communications Group, Inc. 7% 6/15/27 (d)	6,050	5,988
Frontier Communications Holdings LLC:
5% 5/1/28 (d)	19,575	17,797
5.875% 10/15/27 (d)	10,375	9,907
8.75% 5/15/30 (d)	6,045	6,264
Intelsat Jackson Holdings SA 6.5% 3/15/30 (d)	25,303	22,975
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (d)	14,860	12,938
6.75% 10/15/27 (d)	10,157	9,836
Level 3 Financing, Inc.:
3.625% 1/15/29 (d)	24,590	18,295
3.75% 7/15/29 (d)	24,670	18,035
Millicom International Cellular SA 4.5% 4/27/31 (d)	1,725	1,460
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
4.75% 4/30/27 (d)	6,070	5,509
6% 2/15/28 (d)	4,490	3,707
Qwest Corp. 7.25% 9/15/25	1,480	1,482
Sable International Finance Ltd. 5.75% 9/7/27 (d)	18,690	17,662
SBA Communications Corp.:
3.125% 2/1/29	13,305	11,272
3.875% 2/15/27	17,015	15,714
Sprint Capital Corp.:
6.875% 11/15/28	70,044	74,936
8.75% 3/15/32	21,176	26,120
Sprint Corp. 7.625% 3/1/26	10,895	11,523
Uniti Group, Inc.:
6% 1/15/30 (d)	15,190	10,069
7.875% 2/15/25 (d)	17,650	17,419
Virgin Media Finance PLC 5% 7/15/30 (d)	21,860	18,349
VMED O2 UK Financing I PLC 4.75% 7/15/31 (d)	21,200	18,021
Windstream Escrow LLC 7.75% 8/15/28 (d)	61,245	49,580
Zayo Group Holdings, Inc. 4% 3/1/27 (d)	17,180	13,660
		673,753
Textiles/Apparel - 0.3%
Crocs, Inc.:
4.125% 8/15/31 (d)	6,075	5,052
4.25% 3/15/29 (d)	8,675	7,558
Foot Locker, Inc. 4% 10/1/29 (d)	6,070	5,132
Kontoor Brands, Inc. 4.125% 11/15/29 (d)	5,320	4,602
Victoria's Secret & Co. 4.625% 7/15/29 (d)	22,560	18,741
		41,085
Transportation Ex Air/Rail - 0.1%
Seaspan Corp. 5.5% 8/1/29 (d)	9,095	6,909
Utilities - 2.3%
Clearway Energy Operating LLC:
3.75% 2/15/31 (d)	13,295	11,232
3.75% 1/15/32 (d)	6,075	5,008
4.75% 3/15/28 (d)	6,920	6,527
NRG Energy, Inc.:
3.375% 2/15/29 (d)	5,145	4,254
3.625% 2/15/31 (d)	10,215	8,091
3.875% 2/15/32 (d)	13,975	10,878
5.75% 1/15/28	9,000	8,625
6.625% 1/15/27	6,378	6,349
Pacific Gas & Electric Co.:
3.45% 7/1/25	2,868	2,738
3.75% 7/1/28	2,868	2,635
3.75% 8/15/42	10,400	7,556
3.95% 12/1/47	43,095	31,257
4% 12/1/46	18,952	13,795
4.25% 3/15/46	2,400	1,812
4.3% 3/15/45	5,995	4,568
4.55% 7/1/30	20,223	18,861
PG&E Corp.:
5% 7/1/28	22,000	20,615
5.25% 7/1/30	8,330	7,664
Pike Corp. 5.5% 9/1/28 (d)	28,165	24,860
Vistra Operations Co. LLC:
4.375% 5/1/29 (d)	23,230	20,431
5% 7/31/27 (d)	22,585	21,254
5.5% 9/1/26 (d)	3,485	3,394
5.625% 2/15/27 (d)	28,195	27,229
		269,633
TOTAL NONCONVERTIBLE BONDS		7,863,044
TOTAL CORPORATE BONDS (Cost $8,650,946)		7,915,271

Common Stocks - 10.2%
	Shares	Value ($) (000s)
Automotive & Auto Parts - 0.0%
Exide Technologies (b)(k)	9,824	10
Exide Technologies (b)(k)	580,031	0
Exide Technologies (b)(k)	385	250
UC Holdings, Inc. (b)(k)	677,217	4,361
TOTAL AUTOMOTIVE & AUTO PARTS		4,621
Banks & Thrifts - 0.1%
Algoma Steel Group, Inc.	638,696	5,371
Broadcasting - 0.2%
iHeartMedia, Inc. (k)	104	1
Nexstar Broadcasting Group, Inc. Class A	94,432	19,337
TOTAL BROADCASTING		19,338
Building Materials - 0.1%
Builders FirstSource, Inc. (k)	191,600	15,271
Capital Goods - 0.2%
Regal Rexnord Corp.	127,200	17,706
Chemicals - 0.3%
CF Industries Holdings, Inc.	199,202	16,872
The Chemours Co. LLC	566,310	20,608
TOTAL CHEMICALS		37,480
Consumer Products - 0.4%
Reddy Ice Holdings, Inc. (b)(k)	199,717	11
Tapestry, Inc.	344,400	15,694
Tempur Sealy International, Inc.	826,918	33,697
TOTAL CONSUMER PRODUCTS		49,402
Containers - 0.4%
Berry Global Group, Inc.	181,755	11,220
Graphic Packaging Holding Co.	973,700	23,456
WestRock Co.	302,400	11,866
TOTAL CONTAINERS		46,542
Diversified Financial Services - 0.4%
MasterCard, Inc. Class A	35,400	13,119
OneMain Holdings, Inc.	777,400	33,537
Penson Worldwide, Inc. Class A (b)(k)	10,322,034	0
PJT Partners, Inc.	5,092	408
TOTAL DIVERSIFIED FINANCIAL SERVICES		47,064
Energy - 2.0%
Antero Resources Corp. (k)	306,925	8,852
California Resources Corp.	1,898,638	81,129
California Resources Corp. warrants 10/27/24 (k)	57,076	625
Chaparral Energy, Inc.:
Series A warrants 10/1/24 (b)(k)	392	0
Series B warrants 10/1/25 (b)(k)	392	0
Cheniere Energy, Inc.	224,600	34,317
Chesapeake Energy Corp.	372,387	32,293
Chesapeake Energy Corp. (c)(k)	22,818	1,979
Civitas Resources, Inc.	60,298	4,013
Diamond Offshore Drilling, Inc. (k)	118,485	1,358
Diamondback Energy, Inc.	63,074	9,216
EP Energy Corp. (b)(k)	841,775	5,665
Forbes Energy Services Ltd. (b)(k)	193,218	0
Halliburton Co.	207,600	8,557
Jonah Energy Parent LLC (b)(k)	304,505	17,153
Mesquite Energy, Inc. (b)(k)	317,026	18,987
PureWest Energy (b)	17,812	0
PureWest Energy rights (b)(k)	10,734	0
Superior Energy Services, Inc. Class A (b)(k)	110,370	8,127
Unit Corp. (l)	37,978	2,014
TOTAL ENERGY		234,285
Entertainment/Film - 0.0%
New Cotai LLC/New Cotai Capital Corp. (b)(c)(k)	3,366,626	2,727
Environmental - 0.1%
Darling Ingredients, Inc. (k)	131,071	8,689
Food & Drug Retail - 0.2%
Southeastern Grocers, Inc. (b)(c)(k)	793,345	18,429
Food/Beverage/Tobacco - 0.2%
JBS SA	4,652,100	18,402
Gaming - 0.8%
Boyd Gaming Corp.	453,873	28,281
Caesars Entertainment, Inc. (k)	1,038,736	54,077
Studio City International Holdings Ltd.:
ADR (d)	631,958	4,342
(NYSE) ADR (k)	695,700	4,780
TOTAL GAMING		91,480
Healthcare - 0.8%
Charles River Laboratories International, Inc. (k)	56,900	13,841
Encompass Health Corp.	34	2
Enhabit Home Health & Hospice (k)	17	0
Humana, Inc.	21,400	10,950
IQVIA Holdings, Inc. (k)	151,200	34,687
Tenet Healthcare Corp. (k)	105,498	5,787
UnitedHealth Group, Inc.	42,700	21,315
TOTAL HEALTHCARE		86,582
Metals/Mining - 0.2%
Elah Holdings, Inc. (k)	906	59
First Quantum Minerals Ltd.	626,700	14,540
Freeport-McMoRan, Inc.	245,900	10,972
TOTAL METALS/MINING		25,571
Services - 0.4%
ASGN, Inc. (k)	261,730	23,804
Penhall Acquisition Co.:
Class A (b)(k)	26,163	3,127
Class B (b)(k)	8,721	1,042
Visa, Inc. Class A	83,500	19,223
TOTAL SERVICES		47,196
Steel - 0.0%
Algoma Steel SCA (b)(k)	198,162	0
Super Retail - 0.5%
Arena Brands Holding Corp. Class B (b)(c)(k)	659,302	6,830
Dick's Sporting Goods, Inc.	145,600	19,039
Lowe's Companies, Inc.	122,100	25,427
Williams-Sonoma, Inc.	76,303	10,296
TOTAL SUPER RETAIL		61,592
Technology - 2.5%
Adobe, Inc. (k)	41,800	15,480
Advanced Micro Devices, Inc. (k)	74,500	5,599
Alphabet, Inc. Class A (k)	179,400	17,732
ASML Holding NV	21,300	14,076
CDW Corp.	120,100	23,543
Fiserv, Inc. (k)	169,000	18,029
Global Payments, Inc.	169,524	19,109
Lam Research Corp.	14,400	7,201
Marvell Technology, Inc.	551,400	23,793
Meta Platforms, Inc. Class A (k)	87,600	13,050
Microchip Technology, Inc.	502,600	39,012
Microsoft Corp.	95,100	23,567
NXP Semiconductors NV	93,600	17,251
onsemi (k)	556,703	40,890
SS&C Technologies Holdings, Inc.	126,516	7,635
TOTAL TECHNOLOGY		285,967
Telecommunications - 0.1%
GTT Communications, Inc. (b)	85,487	1,056
Palo Alto Networks, Inc. (k)	65,700	10,423
TOTAL TELECOMMUNICATIONS		11,479
Textiles/Apparel - 0.0%
Victoria's Secret & Co. (k)	99,133	4,178
Transportation Ex Air/Rail - 0.0%
Tricer Holdco SCA:
Class A1 (b)(c)(k)	598,287	0
Class A2 (b)(c)(k)	598,287	0
Class A3 (b)(c)(k)	598,287	0
Class A4 (b)(c)(k)	598,287	0
Class A5 (b)(c)(k)	598,287	0
Class A6 (b)(c)(k)	598,287	0
Class A7 (b)(c)(k)	598,287	0
Class A8 (b)(c)(k)	598,287	0
Class A9 (b)(c)(k)	598,287	0
TOTAL TRANSPORTATION EX AIR/RAIL		0
Utilities - 0.3%
NRG Energy, Inc.	144,307	4,938
PG&E Corp. (k)	2,097,796	33,355
Portland General Electric Co.	14,817	705
TOTAL UTILITIES		38,998
TOTAL COMMON STOCKS (Cost $842,129)		1,178,370

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($) (000s)
Automotive & Auto Parts - 0.0%
Exide Technologies (b)(k)	858	799
Transportation Ex Air/Rail - 0.0%
Tricer Holdco SCA (b)(c)(k)	287,159,690	3
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $11,049)		802

Bank Loan Obligations - 5.3%
	Principal Amount (a) (000s)	Value ($) (000s)
Air Transportation - 0.4%
Air Canada Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.13% 8/11/28 (f)(g)(m)	9,059	9,045
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.1614% 4/8/26 (f)(g)(m)	2,558	2,508
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.1614% 4/4/26 (f)(g)(m)	1,375	1,348
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.5577% 10/20/27 (f)(g)(m)	3,316	3,425
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.5677% 4/21/28 (f)(g)(m)	26,036	25,978
TOTAL AIR TRANSPORTATION		42,304
Automotive & Auto Parts - 0.2%
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.8197% 12/17/28 (f)(g)(m)	2,287	1,949
Wand NewCo 3, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.5697% 2/5/26 (f)(g)(m)	17,848	17,368
TOTAL AUTOMOTIVE & AUTO PARTS		19,317
Banks & Thrifts - 0.1%
Citadel Securities LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.1759% 2/27/28 (f)(g)(m)	9,673	9,640
Broadcasting - 0.1%
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 12.7755% 5/25/26 (f)(g)(m)	6,761	6,081
Nexstar Broadcasting, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 7.0697% 9/19/26 (f)(g)(m)	2,264	2,263
Univision Communications, Inc.:
1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.250% 8.8302% 6/10/29 (f)(g)(m)	751	750
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8197% 1/31/29 (f)(g)(m)	7,444	7,299
TOTAL BROADCASTING		16,393
Building Materials - 0.4%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.9799% 5/17/28 (f)(g)(m)	23,650	19,011
Hunter Douglas, Inc. Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.500% 7.8588% 2/25/29 (f)(g)(m)	22,641	20,703
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.0697% 6/4/28 (f)(g)(m)	6,407	6,171
TOTAL BUILDING MATERIALS		45,885
Capital Goods - 0.0%
Chart Industries, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 12/8/29 (g)(m)(n)	1,715	1,716
Chemicals - 0.2%
Avient Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.3442% 8/29/29 (f)(g)(m)	552	553
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.370% 8.9625% 10/4/29 (f)(g)(m)	18,040	17,232
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5% 11/9/28 (f)(g)(m)	3,668	3,584
W.R. Grace Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.5% 9/22/28 (f)(g)(m)	2,757	2,737
TOTAL CHEMICALS		24,106
Consumer Products - 0.2%
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.4849% 12/22/26 (f)(g)(m)	19,999	19,411
Containers - 0.0%
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.750% 8.2592% 2/9/26 (f)(g)(m)	1,479	1,309
Energy - 0.0%
Forbes Energy Services LLC Tranche B, term loan 0% (b)(e)(f)(m)	1,810	0
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (b)(e)(g)(m)	5,861	0
term loan 3 month U.S. LIBOR + 0.000% 0% (b)(e)(g)(m)	2,528	0
TOTAL ENERGY		0
Environmental - 0.0%
Covanta Holding Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.823% 11/30/28 (f)(g)(m)	2,198	2,198
Tranche C 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.823% 11/30/28 (f)(g)(m)	166	166
Madison IAQ LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.9883% 6/21/28 (f)(g)(m)	2,985	2,851
TOTAL ENVIRONMENTAL		5,215
Food/Beverage/Tobacco - 0.0%
Bengal Debt Merger Sub LLC 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.250% 7.9302% 1/24/29 (f)(g)(m)	2,274	2,086
Gaming - 0.0%
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.5614% 1/27/29 (f)(g)(m)	3,836	3,788
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.578% 4/7/29 (f)(g)(m)	2,373	2,364
TOTAL GAMING		6,152
Healthcare - 0.4%
Gainwell Acquisition Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.7299% 10/1/27 (f)(g)(m)	17,541	17,102
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.0697% 5/5/28 (f)(g)(m)	6,213	6,204
Organon & Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.75% 6/2/28 (f)(g)(m)	16,341	16,291
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.6336% 11/15/28 (f)(g)(m)	7,141	7,077
PRA Health Sciences, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 7% 7/3/28 (f)(g)(m)	1,801	1,800
TOTAL HEALTHCARE		48,474
Hotels - 0.1%
Carnival Finance LLC Tranche B 1LN, term loan 6 month U.S. LIBOR + 3.250% 7.8197% 10/18/28 (f)(g)(m)	7,974	7,775
Insurance - 0.2%
Acrisure LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.8197% 2/15/27 (f)(g)(m)	1,431	1,390
Alliant Holdings Intermediate LLC Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.0084% 11/12/27 (f)(g)(m)	13,351	13,321
HUB International Ltd. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.0574% 4/25/25 (f)(g)(m)	5,663	5,655
CME Term SOFR 1 Month Index + 4.000% 8.2202% 11/10/29 (f)(g)(m)	930	929
TOTAL INSURANCE		21,295
Leisure - 0.0%
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.8114% 1/15/30 (f)(g)(m)	3,445	3,453
Paper - 0.1%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 8.8364% 4/13/29 (f)(g)(m)	9,015	8,844
Services - 1.0%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 10.6614% 12/20/29 (f)(g)(m)	1,145	1,048
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.1614% 12/21/28 (f)(g)(m)	5,403	5,356
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 10.1336% 12/10/29 (f)(g)(m)	15,190	13,134
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.0697% 12/10/28 (f)(g)(m)	43,313	41,235
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 12.9799% 8/22/25 (f)(g)(m)	6,055	5,726
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.735% 4/11/29 (f)(g)(m)	15,680	14,347
Sabert Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.125% 12/10/26 (f)(g)(m)	6,484	6,452
Sotheby's Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 9.3297% 1/15/27 (f)(g)(m)	10,891	10,837
Spin Holdco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.765% 3/4/28 (f)(g)(m)	17,968	14,116
TOTAL SERVICES		112,251
Specialty Retailing - 0.0%
New SK Holdco Sub LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.350% 12.8322% 6/30/27 (f)(g)(m)	883	755
Super Retail - 0.0%
Michaels Companies, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.9799% 4/15/28 (f)(g)(m)	5,477	5,021
Technology - 1.4%
Acuris Finance U.S., Inc. 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.000% 8.7302% 2/16/28 (f)(g)(m)	1,131	1,113
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.0116% 2/15/29 (f)(g)(m)	29,485	27,888
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (g)(m)(o)	3,613	3,417
Boxer Parent Co., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3197% 10/2/25 (f)(g)(m)	31,609	31,020
Camelot Finance SA Tranche B, term loan 1 month U.S. LIBOR + 3.000% 7.5173% 10/31/26 (f)(g)(m)	998	996
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1336% 3/31/28 (f)(g)(m)	2,000	1,944
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.9799% 8/19/28 (f)(g)(m)	11,516	11,401
Icon Luxembourg Sarl Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 7% 7/3/28 (f)(g)(m)	7,227	7,224
onsemi Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 6.6614% 9/19/26 (f)(g)(m)	5,210	5,210
Peraton Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3197% 2/1/28 (f)(g)(m)	13,702	13,617
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.7299% 6/2/28 (f)(g)(m)	6,690	6,350
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.9849% 8/31/28 (f)(g)(m)	6,539	6,405
RealPage, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.3836% 4/22/28 (f)(g)(m)	5,955	5,799
STG-Fairway Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.3197% 1/31/27 (f)(g)(m)	3,110	3,102
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0319% 5/3/26 (f)(g)(m)	28,111	27,623
2LN, term loan 1 month U.S. LIBOR + 5.250% 10.0319% 5/3/27 (f)(g)(m)	4,000	3,814
VS Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.3836% 2/28/27 (f)(g)(m)	2,290	2,269
TOTAL TECHNOLOGY		159,192
Telecommunications - 0.3%
Connect U.S. Finco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.89% 12/12/26 (f)(g)(m)	8,801	8,728
Frontier Communications Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5% 5/1/28 (f)(g)(m)	5,084	4,975
GTT Communications BV 1LN, term loan:
11.423% 1/3/28 (f)(m)	4,089	3,217
13.6802% 6/3/28 (f)(m)	3,242	1,459
Securus Technologies Holdings Tranche B, term loan 3 month U.S. LIBOR + 4.500% 9.2299% 11/1/24 (f)(g)(m)	6,916	4,822
Zayo Group Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.5697% 3/9/27 (f)(g)(m)	7,821	6,545
TOTAL TELECOMMUNICATIONS		29,746
Utilities - 0.2%
PG&E Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.5797% 6/23/25 (f)(g)(m)	26,817	26,764
TOTAL BANK LOAN OBLIGATIONS (Cost $646,709)		617,104

Preferred Securities - 8.0%
	Principal Amount (a) (000s)	Value ($) (000s)
Banks & Thrifts - 6.7%
Ally Financial, Inc. 4.7% (f)(j)	7,055	5,415
Bank of America Corp.:
5.125% (f)(j)	36,030	35,039
5.2% (f)(j)	61,440	60,836
5.875% (f)(j)	102,630	98,268
6.25% (f)(j)	28,555	28,537
Citigroup, Inc.:
4.7% (f)(j)	15,285	13,966
5% (f)(j)	60,300	57,587
5.9% (f)(j)	27,015	27,134
6.3% (f)(j)	5,610	5,519
8.8704% (f)(g)(j)	51,015	51,423
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 2.870% 7.466% (f)(g)(j)	70,565	70,092
4.4% (f)(j)	8,035	7,283
4.95% (f)(j)	13,335	12,796
Huntington Bancshares, Inc. 5.7% (f)(j)	12,990	12,658
JPMorgan Chase & Co.:
4% (f)(j)	34,340	31,413
4.6% (f)(j)	23,365	21,861
5% (f)(j)	30,845	29,997
6% (f)(j)	69,385	69,125
6.125% (f)(j)	17,585	17,673
6.75% (f)(j)	8,330	8,414
Wells Fargo & Co.:
5.875% (f)(j)	50,420	50,178
5.9% (f)(j)	63,075	61,735
TOTAL BANKS & THRIFTS		776,949
Diversified Financial Services - 0.0%
OEC Finance Ltd. 7.5% pay-in-kind (d)(j)	36	2
Energy - 1.3%
Energy Transfer LP:
6.25% (f)(j)	81,527	76,839
6.625% (f)(j)	30,505	25,477
7.125% (f)(j)	9,130	8,340
MPLX LP 6.875% (f)(j)	30,450	30,459
Summit Midstream Partners LP 3 month U.S. LIBOR + 7.430% 12.1759% (e)(f)(g)(j)	2,912	2,155
TOTAL ENERGY		143,270
TOTAL PREFERRED SECURITIES (Cost $949,670)		920,221

Other - 2.5%
	Shares	Value ($) (000s)
Other - 2.5%
Fidelity Private Credit Central Fund LLC (c)(p) (Cost $285,595)	28,779,162	285,769

Money Market Funds - 4.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.38% (q)	480,513,247	480,609
Fidelity Securities Lending Cash Central Fund 4.38% (q)(r)	11,149	11
TOTAL MONEY MARKET FUNDS (Cost $480,574)		480,620

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $11,866,672)	11,398,157
NET OTHER ASSETS (LIABILITIES) - 1.2%	135,702
NET ASSETS - 100.0%	11,533,859

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $359,300,000 or 3.1% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,776,670,000 or 50.1% of net assets.

(e)	Non-income producing - Security is in default.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Security is perpetual in nature with no stated maturity date.
(k)	Non-income producing
(l)	Security or a portion of the security is on loan at period end.
(m)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(n)	The coupon rate will be determined upon settlement of the loan after period end.
(o)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $3,613,000 and $3,417,000, respectively.

(p)	Affiliated Fund
(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(r)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	21,592

Chesapeake Energy Corp.	2/10/21	216

Fidelity Private Credit Central Fund LLC	12/09/21 - 1/31/23	285,979

Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	2,496

Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/18/22	4,307

New Cotai LLC/New Cotai Capital Corp.	9/11/20	16,677

Southeastern Grocers, Inc.	6/01/18	5,580

Tricer Holdco SCA	10/16/09 - 12/30/17	10,248

Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	1,655

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	1,558,265	1,245,574	2,323,230	15,103	-	-	480,609	1.0%
Fidelity Securities Lending Cash Central Fund 4.38%	36,678	162,588	199,255	16	-	-	11	0.0%
Total	1,594,943	1,408,162	2,522,485	15,119	-	-	480,620

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Private Credit Central Fund LLC	105,967	213,258	32,722	12,742	(821)	87	285,769
	105,967	213,258	32,722	12,742	(821)	87	285,769

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Central Fund LLC is valued using NAV as a practical expedient in accordance with the specialized accounting guidance for investment companies.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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